Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and due from banks	$ 6,301	$ 7,520
Interest-earning deposits with banks	82,567	147,678
Cash and cash equivalents	88,868	155,198
Securities available for sale, at fair value	191,513	88,524
Securities held to maturity (fair value $29,600 and $13,499, respectively)	28,207	13,428
Equity securities, at fair value	1,352
Loans held for sale	6,959	2,946
Loans:
Loans held for investment	467,741	357,950
Less allowance for loan losses	(4,402)	(1,981)
Net loans held for investment	463,339	355,969
Premises and equipment, net	16,982	17,062
Interest receivable	2,524	1,666
Restricted stock	1,166	1,144
Bank owned life insurance	8,936	8,796
Other real estate owned		494
Prepaid assets	1,146	714
Loan servicing assets	3,957	1,723
Mortgage interest rate lock commitments, at fair value	2,073
Other assets	10,748	9,129
Total assets	827,770	656,793
Deposits:
Demand noninterest-bearing	205,788	150,283
Interest checking and money market accounts	381,502	263,136
Savings deposits	74,792	57,136
Time deposits, $250,000 and over	28,825	55,682
Other time deposits	52,289	59,641
Total deposits	743,196	585,878
Short-term borrowed funds	710	626
Long-term debt	10,992	9,992
Interest payable	21	55
Mortgage forward sales commitments	388
Other liabilities	13,226	11,384
Total liabilities	768,533	607,935
Off balance sheet items, commitments and contingencies (Note 13)
SHAREHOLDERS’ EQUITY
Common stock, $1.25 par value: 20,000,000 shares authorized; shares issued and outstanding 7,052,143 and 7,095,920, at December 31, 2020 and 2019, respectively	8,815	8,870
Additional paid-in capital	12,607	12,784
Undivided profits	23,000	16,226
Accumulated other comprehensive income	4,160	323
Total Uwharrie Capital shareholders’ equity	48,582	38,203
Noncontrolling interest	10,655	10,655
Total shareholders’ equity	59,237	48,858
Total liabilities and shareholders’ equity	$ 827,770	$ 656,793